Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest

Note 27.      Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest

The purpose of this schedule is to disclose the effects of the changes in WISeKey’s ownership interest in its subsidiaries on WISeKey’ equity.

	12 months ended December 31,
USD'000	2024	2023	2022
Net loss attributable to WISeKey International Holding Ltd	(23,216)	(15,213)	(27,475)
Increase / (decrease) in APIC for the sale of 84,592,712, 9,445,607 and nil Ordinary Shares of SEALSQ Corp	9,812	(147)	-
Decrease in APIC for the sale of 14,286; nil and nil Shares of WISe.ART AG	(42)	-	-
Net transfers (to) from noncontrolling interest	9,770	(147)	-
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(13,446)	(15,360)	(27,475)

Share Purchase Agreements with L1 Capital Global Opportunities Master Fund signed in 2024

On December 12, 2024, the Group entered into a Securities Purchase Agreement (the “Second L1 SPA”) with L1 to purchase 3,846,154 Ordinary Shares of SEALSQ for a subscription price of USD 5 million.

On December 16, 2024, the Group entered into a Securities Purchase Agreement (the “Third L1 SPA”) with L1 to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million.

On December 17, 2024, the Group entered into a Securities Purchase Agreement (the “Fourth L1 SPA”) with L1 to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million.

The Second L1 SPA, Third L1 SPA and Fourth L1 SPA together with the exercise of some warrants on the Ordinary Shares of SEALSQ held by L1 resulted in a decrease of WISeKey’s ownership interest in SEALSQ Corp, resulting in a credit to APIC of USD 87.3 million and a debit to noncontrolling interest by USD 40.3 million.

Share Purchase Agreements with Anson Investments Master Fund signed in 2024

On December 12, 2024, the Group entered into a Securities Purchase Agreement (the “Second Anson SPA”) with Anson to purchase 3,846,154 Ordinary Shares of SEALSQ for a subscription price of USD 5 million.

On December 16, 2024, the Group entered into a Securities Purchase Agreement (the “Third Anson SPA”) with Anson to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million.

On December 17, 2024, the Group entered into a Securities Purchase Agreement (the “Fourth Anson SPA”) with Anson to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million.

The Second Anson SPA, Third Anson SPA and Fourth Anson SPA together with the exercise of some warrants on the Ordinary Shares of SEALSQ held by Anson resulted in a decrease of WISeKey’s ownership interest in SEALSQ Corp, resulting in a credit to APIC of USD 86.5 million and a debit to noncontrolling interest by USD 39.6 million.